UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz
Address: 60 Spear Street, Suite 1100

         San Francisco, CA  94105

13F File Number:  028-11864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Operating Officer
Phone:     415.394.6670

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     August 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $240,017 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778     3321    65416 SH       SOLE                    65416        0        0
BARCLAYS BK PLC                GSCI TTL RET36   06738C794     5306   123883 SH       SOLE                   123883        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3284       30 SH       SOLE                       30        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    49374    13696 SH       SOLE                    13696        0        0
EXXON MOBIL CORP               COM              30231G102      541     6445 SH       SOLE                     6445        0        0
GENERAL ELECTRIC CO            COM              369604103      885    23114 SH       SOLE                    23114        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    13720   169867 SH       SOLE                   169867        0        0
ISHARES TR                     DJ US REAL EST   464287739      330     4261 SH       SOLE                     4261        0        0
ISHARES TR                     S&P MIDCP VALU   464287705      866    10000 SH       SOLE                    10000        0        0
ISHARES TR                     RUSSELL 1000     464287622    15076   184646 SH       SOLE                   184646        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     4681    79060 SH       SOLE                    79060        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     4637    53462 SH       SOLE                    53462        0        0
ISHARES TR                     RUSSELL 2000     464287655     2652    31965 SH       SOLE                    31965        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1170    14207 SH       SOLE                    14207        0        0
ISHARES TR                     S&P 500 INDEX    464287200    29610   196730 SH       SOLE                   196730        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    20723   157407 SH       SOLE                   157407        0        0
LEHMAN BROS HLDGS INC          COM              524908100      601     7928 SH       SOLE                     7928        0        0
SPDR TR                        UNIT SER 1       78462F103    83240   553344 SH       SOLE                   553344        0        0